SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 9) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Foreign currency translation adjustment		$ 0.9
Pension and other postretirement benefits:
Net actuarial gain (loss)	26.4	(38.3)	(56.4)
Prior service (cost) credit	(7.5)		12.8
Reclassifications to net income:
Amortization of net actuarial loss	9.4	6.9	4.7
Amortization of prior service credit	(1.3)	(1.5)	(0.7)
Amortization of transition asset		(0.1)	(0.1)
Net curtailment on pension and post-retirement benefit obligations	(4.8)
Settlement on pension obligations	0.6	0.2
Derivative financial instruments:
Losses (gains) recognized on cash flow hedges	0.2	(0.7)	(1.1)
Reclassifications to net income	0.1	3.7	2.4
Income tax expense (benefit) related to items of other comprehensive income (loss)	$ 23.1	$ (28.9)	$ (38.4)